Reconciliation of operating profit to headline operating profit	6 Months Ended
Jun. 30, 2019
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Reconciliation of operating profit to headline operating profit
22.	Reconciliation of operating profit[1] to headline operating profit

	Six months ended 30 June 2019	Six months ended 30 June 2018	Year ended 31 December 2018
	£m	£m	£m
Operating profit	673.0	841.9	1,431.4
Amortisation and impairment of acquired intangible assets	66.9	84.0	280.0
Goodwill impairment	—	—	183.9
Gains on disposal of investments and subsidiaries	(40.6)	(189.9)	(235.5)
Gains on remeasurement of equity interests arising from a change in scope of ownership	(0.4)	(0.1)	(2.0)
Investment write-downs	—	1.5	2.0
Litigation settlement	(16.8)	—	—
Gain on sale of freehold property in New York	(7.9)	—	—
Restructuring and transformation costs	55.4	45.5	302.3
Headline operating profit	729.6	782.9	1,962.1

Note:

[1]	A reconciliation of operating profit to profit before taxation is provided in the unaudited condensed consolidated interim income statement.